Discontinued Operations - Schedule of Cash Flows From Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities of discontinued operations:
Depreciation and amortization	$ 338,654	$ 343,507	$ 318,202
Investing activities of discontinued operations:
Proceeds from sale of rental equipment	51,290	70,703	55,210
Purchase of rental equipment and refurbishments	(226,976)	(443,138)	(278,498)
Proceeds from the sale of property, plant and equipment	13,272	1,775	16,911
Purchase of property, plant and equipment	(22,237)	(43,664)	(30,498)
Discontinued Operations, Disposed of by Sale | Tank and Pump
Operating activities of discontinued operations:
Depreciation and amortization		14,248	23,685
Investing activities of discontinued operations:
Proceeds from sale of rental equipment		918	1,480
Purchase of rental equipment and refurbishments		(21,831)	(17,747)
Proceeds from the sale of property, plant and equipment		0	388
Purchase of property, plant and equipment		(525)	(1,743)
Discontinued Operations, Disposed of by Sale | UK Storage Solutions
Operating activities of discontinued operations:
Depreciation and amortization	0	10,160	11,315
Investing activities of discontinued operations:
Proceeds from sale of rental equipment	514	1,455	1,363
Purchase of rental equipment and refurbishments	(371)	(23,931)	(27,830)
Proceeds from the sale of property, plant and equipment	8	504	387
Purchase of property, plant and equipment	$ (64)	$ (3,752)	$ (1,680)